Investment in Affiliates (Tables)	12 Months Ended
Dec. 31, 2015
Investment in Affiliates
Schedule of investment in affiliates

	As of December 31,
	2014	2015
	RMB	RMB
Equity-method investments:
Ovation(i)	279,244	137,401
Explink (Note 3 (b))	3,013	—
Feiyuan(ii)	—	85,920
Others(iii)	5,133	29,385

Total	287,390	252,706

Details of the significant investments are as follows:

(i)

On February 21, 2014, the Group acquired a 23% equity interest in Ovation, which is a Cayman company that engages in research and development, and distribution of beauty products and production and publication of TV programme, for a total consideration of approximately US$55,777 (approximately RMB 339,303) pursuant to a share purchase and subscription agreement with Ovation and certain of its existing shareholders.

(ii)	In March 2015, the Group purchased 42.61% equity interest of Feiyuan Logistic Company ("Feiyuan") which is a PRC registered company that provides delivery service for purchase price of RMB 95,409.
(iii)

Other investments in affiliates comprise of a number of investments in private companies which the Group owns 20% voting right or higher and have significant influence, these investments include certain PRC registered companies that provides logistic services.